Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

June 30, 2021

REE-QTLY-0821
1.9862252.106

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Commercial Services & Supplies - 0.2%
REITs - Diversified - 0.2%
CoreCivic, Inc. (a)	381,400	$3,993,258
Equity Real Estate Investment Trusts (REITs) - 95.2%
REITs - Apartments - 16.4%
Essex Property Trust, Inc.	256,419	76,928,264
Invitation Homes, Inc.	1,673,004	62,386,319
Mid-America Apartment Communities, Inc.	474,000	79,831,080
UDR, Inc.	1,067,182	52,270,574
		271,416,237
REITs - Diversified - 19.9%
Digital Realty Trust, Inc.	686,623	103,309,297
Equinix, Inc.	130,838	105,010,579
Lamar Advertising Co. Class A	462,400	48,283,808
VICI Properties, Inc. (b)	2,092,531	64,910,312
Washington REIT (SBI)	323,700	7,445,100
		328,959,096
REITs - Health Care - 10.0%
CareTrust (REIT), Inc.	1,121,900	26,061,737
Healthcare Realty Trust, Inc.	1,089,810	32,912,262
Ventas, Inc.	1,223,294	69,850,087
Welltower, Inc.	446,466	37,101,325
		165,925,411
REITs - Hotels - 4.3%
RLJ Lodging Trust	4,208,167	64,090,383
Sunstone Hotel Investors, Inc. (a)	547,800	6,803,676
		70,894,059
REITs - Management/Investment - 4.3%
American Tower Corp.	68,300	18,450,562
Lexington Corporate Properties Trust	1,300,237	15,537,832
National Retail Properties, Inc.	800,781	37,540,613
		71,529,007
REITs - Manufactured Homes - 3.4%
Equity Lifestyle Properties, Inc.	761,600	56,594,496
REITs - Office Property - 5.8%
Alexandria Real Estate Equities, Inc.	342,180	62,256,229
Douglas Emmett, Inc.	1,018,062	34,227,244
		96,483,473
REITs - Shopping Centers - 2.4%
SITE Centers Corp.	2,677,200	40,318,632
REITs - Single Tenant - 3.7%
Four Corners Property Trust, Inc.	1,473,600	40,686,096
Spirit Realty Capital, Inc.	426,900	20,422,896
		61,108,992
REITs - Storage - 8.8%
CubeSmart	2,315,719	107,264,104
Extra Space Storage, Inc.	235,735	38,618,108
		145,882,212
REITs - Warehouse/Industrial - 16.2%
Americold Realty Trust	1,092,910	41,366,644
Prologis (REIT), Inc.	1,637,121	195,685,074
Terreno Realty Corp.	481,916	31,093,220
		268,144,938

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,577,256,553

Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Caesars Entertainment, Inc. (a)	132,410	13,737,538
Real Estate Management & Development - 2.8%
Real Estate Services - 2.8%
CBRE Group, Inc. (a)	421,800	36,160,914
Realogy Holdings Corp. (a)	546,100	9,949,942
		46,110,856
TOTAL COMMON STOCKS
(Cost $1,356,008,334)		1,641,098,205

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.06% (c)	11,016,211	11,018,414
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	38,096	38,100
TOTAL MONEY MARKET FUNDS
(Cost $11,056,514)		11,056,514
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,367,064,848)		1,652,154,719
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,794,389
NET ASSETS - 100%		$1,656,949,108

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,436
Fidelity Securities Lending Cash Central Fund	14,717
Total	$20,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,117,538	$638,393,672	$631,492,796	$--	$--	$11,018,414	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,949,000	160,857,203	164,768,103	--	--	38,100	0.0%
Total	$8,066,538	$799,250,875	$796,260,899	$--	$--	$11,056,514

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.